PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Accum Benefit Obligations in Excess) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 28,300	$ 30,400
Accumulated benefit obligations	25,392	27,248
Fair value of plan assets	$ 18,902	$ 19,515